SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
13. SUBSEQUENT EVENTS

On June 27, 2014, the Company entered into an Underwriting Agreement (the “Underwriting Agreement”) with National Securities Corporation (the “Underwriter”) relating to the registered offering of 572,000 shares of common stock, without par value per share. The price to the public in the offering was $1.76 per share. Under the terms of the Underwriting Agreement, the Company also granted the Underwriter an option, exercisable for 30 days, to purchase up to an additional 85,800 shares of common stock from the Company at the same price to cover over-allotments, if any. The Company closed the public offering on July 2, 2014 and the Underwriter subsequently purchased an additional 75,000 shares. The offering was made pursuant to our effective shelf registration statement on Form S-3 (Registration Statement No. 333-194211) declared effective by the Securities and Exchange Commission on April 15, 2014, as supplemented by an applicable prospectus supplement. The total number of shares sold in the offering was 647,000 shares of common stock.

On August 8, 2014, the Company entered into an agreement to acquire all of the equity of Longhe Ship Management (Hong Kong) Co., Limited (“LSM”) from Mr. Deming Wang to further broaden its service platform and ship management business. Mr. Deming Wang is a shareholder of the Company who held approximately 3.6% of the shares of common stock of the Company at the time of the acquisition agreement. Under the terms of the acquisition agreement, the purchase price for the equity of LSM will be between 20,000 and 200,000 shares of common stock of the Company, depending on the net income of LSM from July 4, 2014 through December 31, 2014. The first payment due under the agreement is an escrow payment of 50,000 shares of common stock of the Company. On August 22, 2014, the Company issued such 50,000 shares to be held in escrow to Mr. Deming Wang, in connection with the acquisition of LSM.

On August 29, 2014, the Company issued in the aggregate 400,000 shares under the Company’s incentive plan to two consultants, as more fully described above under Note 6, Equity Transactions.